Shareholders' Equity (Details Textual) - USD ($)			1 Months Ended		12 Months Ended
		Apr. 05, 2018	Jun. 22, 2018	Aug. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 22, 2017	May 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Value, New Issues	[1]				$ 79,149,000	$ 15,017,000
Share-based Compensation					1,783,000	1,394,000	$ 1,628,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized					$ 99,000	$ 193,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition					1 year	2 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period					45,309	30,932	78,750
Proceeds from Issuance of Common Stock				$ 2,700,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period							4 years
At-The-Market Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Amount Of Shares To Be Issued								$ 35,000,000	$ 16,000,000
Incentive Share Option Plan 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance					784,087
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					38,637	38,637
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term					7 years 3 months 14 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term						6 years 11 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value					$ 5,800,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value						$ 11,400,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized					$ 6,500,000	$ 3,100,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition					3 years 1 month 6 days	1 year 10 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value					$ 8.19	$ 4.86	$ 3.76
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number					1,550,612	2,096,714
Allocated Share-based Compensation Expense					$ 1,800,000	$ 1,400,000	$ 1,600,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross					41,462	30,932
Employee Stock Option And Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number					13,869	32,348
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation					$ 94,000	$ 105,000	$ 124,000
Registered Direct Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Value, New Issues		$ 1,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		1,000,000
Shares Issued, Price Per Share		$ 6.00
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 15.00
Proceeds from Issuance of Common Stock		$ 5,960,000
Under written Public Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues			5,000,000
Shares Issued, Price Per Share			$ 15.00
Proceeds from Issuance of Common Stock			$ 70,300,000
Registering Direct Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sale of Stock, Price Per Share				$ 7.10
Sale of Stock, Number of Shares Issued in Transaction				332,038
Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sale of Stock, Number of Shares Issued in Transaction				49,295
Ordinary shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues	[1]				6,149,260	1,874,827
Stock Issued During Period, Value, New Issues	[1]				$ 17,000	$ 5,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross					434,498
Ordinary shares [Member] | Cantor Sales Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues						1,712,369
Stock Issued During Period, Value, New Issues						$ 11,000,000
Ordinary shares [Member] | Stifel Sales Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues					863,545
Stock Issued During Period, Value, New Issues					$ 8,600,000

[1]	See also Note 9A.